Related Party (Details) - Schedule of Transaction with Directors - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Transactions with Directors	$ 60			$ 2,065
CEO Vincent Browne [Member]
Related Party Transaction [Line Items]
Transactions with Directors	$ 60